Document and Entity Information	12 Months Ended
Jul. 01, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 08, 2012
Registrant Name	JNL Strategic Income Fund LLC
Central Index Key	0001555553
Amendment Flag	false
Document Creation Date	Nov. 08, 2012
Document Effective Date	Nov. 26, 2012
Prospectus Date	Dec. 03, 2012